Unsecured Notes Payable and Warrants (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Balance		$ 3,663	$ 233
Repayment		(300)	(50)
Interest		265	10
Loss on extinguishment of debt		33	3,470
Balance		3,661	3,663
PPL [Member]
Statements [Line Items]
Balance		193	210
Repayment		0	(25)
Interest		7	8
Loss on extinguishment of debt		0	0
Balance		200	193
Eygen [Member]
Statements [Line Items]
Balance		0	23
Repayment		0	(25)
Interest		0	2
Loss on extinguishment of debt		0	0
Balance		0	0
IOX [Member]
Statements [Line Items]
Balance		100	0
Repayment		0	0
Interest		0	0
Loss on extinguishment of debt		0	100
Balance		100	100
SalvaRx [Member]
Statements [Line Items]
Balance		3,370	0
Repayment	$ 0	(300)
Interest	0	258
Loss on extinguishment of debt	$ 3,370	33
Balance		$ 3,361	$ 3,370